DECEMBER 28, 2000

                          DELAWARE POOLED TRUST
                         THE BALANCED PORTFOLIO

         SUPPLEMENT TO THE PROSPECTUS AS REVISED OCTOBER 3, 2000

The Prospectus is hereby amended and supplemented to reflect the following changes to the investment strategy of The Balanced
Portfolio of Delaware Pooled Trust.

     The following replaces the last sentence in the third paragraph under "What are the Portfolio's main investment strategies?" on page 1 of the Prospectus.

Each bond in the portfolio will typically have a maturity between one and 30 years, and the average maturity of the portfolio will typically be between one and ten years.

     The following replaces the description of "Futures and Options" under the section entitled "Additional Investment
Information" on page 5 of the Prospectus.

Securities

Futures and Options: A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. A call option is a short-term contract pursuant to which the purchaser of the call option, in return for the premium paid, has the right to buy the security or other financial instrument underlying the option at a specified exercise price at any time during the term of the option. A put option is a similar contract which gives the purchaser of the put option, in return for a premium, the right to sell the underlying security or other financial instrument at a specified price during the term of the option.

How we use them

The Portfolio may invest in futures, options and closing transactions related thereto. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the markets the Portfolio's cash, short-term debt securities and other money market instruments at times when the Portfolio's assets are not fully invested in equity or fixed income securities, as applicable. The Portfolio may only enter into these transactions for hedging purposes if it is consistent with its investment objective and policies. The Portfolio may not engage in such transactions to the extent that obligations resulting from these activities in the aggregate exceed 25% of the Portfolio s assets.

                           DECEMBER 28, 2000

                          DELAWARE POOLED TRUST
                         THE BALANCED PORTFOLIO

          SUPPLEMENT TO THE PROSPECTUS DATED SEPTEMBER 5, 2000

The Prospectus is hereby amended and supplemented to reflect the following changes to the investment strategy of The Balanced
Portfolio of Delaware Pooled Trust.

     The following replaces the last sentence in the third paragraph under "What are the Portfolio's main investment strategies?" on page 7 of the Prospectus.

Each bond in the portfolio will typically have a maturity between one and 30 years, and the average maturity of the portfolio will typically be between one and ten years.

     The following replaces the description of "Futures and Options" under the section entitled "Additional Investment
Information" on page 67 of the Prospectus.

Securities

Futures and Options: A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. A call option is a short-term contract pursuant to which the purchaser of the call option, in return for the premium paid, has the right to buy the security or other financial instrument underlying the option at a specified exercise price at any time during the term of the option. A put option is a similar contract which gives the purchaser of the put option, in return for a premium, the right to sell the underlying security or other financial instrument at a specified price during the term of the option.

How we use them

The Core Equity, The Balanced, The Equity Income, The Select Equity, The Mid-Cap Growth Equity, The Small-Cap Value Equity, The Small-Cap Growth Equity, The Real Estate Investment Trust, The Global Equity, The Emerging Markets, The International Small-Cap, The International Large-Cap Equity, The All-Cap Growth Equity, The Diversified Core Fixed Income and The Asset Allocation Portfolios may invest in futures, options and closing transactions related thereto. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market a Portfolio's cash, short-term debt securities and other money market instruments at times when the Portfolio's assets are not fully invested in equity securities. Similarly, The Balanced Portfolio may invest in futures, options and closing transactions related thereto for hedging purposes and to facilitate the ability to quickly deploy into the fixed income market the Portfolio's cash, short-term debt securities and other money market instruments at times when the Portfolio's assets are not fully invested in fixed income securities. A Portfolio may only enter into these transactions for hedging purposes if it is consistent with its respective investment objective and policies. A Portfolio may not engage in such transactions to the extent that obligations resulting from these activities in the aggregate exceed 25% of the Portfolio's assets. In addition, The Global Equity, The Emerging Markets, The International Large-Cap Equity, The Diversified Core Fixed Income, The International Fixed Income and The Asset Allocation Portfolios may enter into futures contracts, purchase or sell options on futures contracts, and trade in options on foreign currencies, and may enter into closing transactions with respect to such activities to hedge or "cross hedge" the currency risks associated with its investments. Generally, futures contracts on foreign currencies operate similarly to futures contracts concerning securities, and options on foreign currencies operate similarly to options on securities. See also "Foreign Currency Transactions" below.